PRINCIPAL ACCOUNTING POLICIES - Other income/ (expense) (Details) ¥ in Millions, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Other income/ (expense)
Government grants	¥ 1,341		¥ 787	¥ 608
Dividend from long-term investments	400		170	177
Foreign exchange gains/(losses)	316		(12)	29
Gain from acquirement of business or disposal of long-term investments	15,409		12	11
Impairments of long-term investments	(35)	$ (5)	(122)	(115)
Fair value changes of equity securities investments and Exchangeable Senior Notes	3,954		1,082	(1,507)
Gain from the fair value remeasurement upon the discontinuance of the equity method of the investments	143		0	0
Other	(207)		303	130
Total	¥ 21,321	3,049	¥ 2,220	¥ (667)
Make My Trip Limited [Member] | Common Class B [Member]
Other income/ (expense)
Proceeds from sale of equity method investments | $		$ 3,000
Equity method investment number of share sold | shares	34	34
Equity method investment, realized gain (loss) on disposal	¥ 15,200